Condensed Consolidated Statements of Operations - USD ($)		3 Months Ended			10 Months Ended		12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024	Dec. 31, 2023		Dec. 31, 2024
Income Statement [Abstract]
Revenue
General and administrative expenses		5,748,648		1,235,366	2,675,698	[1]	17,972,828	[1]
Operating Loss		(5,748,648)		(1,235,366)	(2,675,698)		(17,972,828)
Other income/ (expense)
SAFE note issuance costs	[2]				(466,302)
Other transaction costs	[3]				(450,113)
Interest income		7,279					10,838
Interest expense		(107,841)	[4]	(1,289)	(7,828)	[5]	(50,454)	[5]
Finance charge		(198,422)					(7,579,713)	[6]
Change in fair value of sponsor earnout shares		528,000					4,076,200
Change in fair value of warrant liability		1,699,177					(511,342)
Change in fair value of investment in equity securities		10,755		(54,658)	18,556		(322,134)
Change in fair value of convertible notes							(471,400)
Change in fair value of SAFE notes				(107,900)	(212,200)		(955,000)
Other income							21,970
Total other income/ (expense)		1,938,948		(163,847)	(1,117,887)		(5,781,035)
Net loss		$ (3,809,700)		$ (1,399,213)	$ (3,793,585)		$ (23,753,863)
Net loss per share
Basic		$ (0.07)		$ (0.04)	$ (0.09)		$ (0.55)
Diluted		$ (0.07)		$ (0.04)	$ (0.09)		$ (0.55)
Weighted average common shares outstanding
Basic		52,978,991		39,899,287	40,396,516		42,821,940
Diluted		52,978,991		39,899,287	40,396,516		42,821,940

[1]	Includes related party amounts of $143,057 and $797,019 for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.
[2]	Includes related party amounts of $Nil and $435,000 for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.
[3]	Includes related party amounts of $Nil and $100,000 for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.
[4]	Includes related party amounts of $58,229 and $Nil for the three months ended March 31, 2025, and 2024, respectively.
[5]	Includes related party amounts of $20,937 and $7,111 for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.
[6]	Includes related party amounts of $3,875,000 and $Nil for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.